Cover Document	Apr. 20, 2021	Jan. 22, 2021
Cover [Abstract]
Entity Central Index Key	0001018399
Document Type	8-K
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	ENTERPRISE BANCORP, INC.
Entity Incorporation, State or Country Code		MA
Entity File Number		001-33912
Entity Tax Identification Number		04-3308902
Entity Address, Address Line One		222 Merrimack Street
Entity Address, City or Town		Lowell,
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01852
City Area Code	(978)
Local Phone Number	459-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		EBTC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false